Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	240,000,000
Common stock, shares issued	11,309,412
Common stock, shares outstanding	11,309,412
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0